SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Options, outstanding at beginning of year (in shares)	817,200		837,400		888,400
Number of Options, Granted (in shares)	18,000	[1]	334,000	[1]	168,000	[1]
Number of Options, Exercised (in shares)	(51,500)		(235,000)		(66,000)
Number of Options, Forfeited (in shares)	(2,000)		(1,000)		(64,000)
Number of Options, Expired (in shares)	(193,000)		(118,200)		(89,000)
Number of Options, outstanding at end of year (in shares)	588,700		817,200		837,400
Number of Options, exercisable at end of year (in shares)	228,700		367,700		614,400
Weighted average exercise price, Options outstanding at beginning of year	$ 2.06		$ 2.45		$ 2.58
Weighted average exercise price, Options Granted	$ 2.41	[1]	$ 1.71	[1]	$ 1.38	[1]
Weighted average exercise price, Options Exercised	$ 0.78		$ 1.7		$ 1.13
Weighted average exercise price, Options Forfeited	$ 1.04		$ 2.77		$ 1.00
Weighted average exercise price, Options Expired	$ 3.33		$ 4.02		$ 3.84
Weighted average exercise price, Options Options outstanding at end of year	$ 1.87		$ 2.06		$ 2.45
Weighted average exercise price, Options exercisable at end of year	$ 2.03		$ 2.77		$ 2.87
Weighted average grant date fair value of options granted during the year	$ 0.52	[2]	$ 0.59	[2]	$ 0.89	[2]

[1]	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option. In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01. In 2010 the options were granted with an exercise price equal to the market price of the Company's stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions: Years ended December 31 2012 2011 2010 Dividend yield 10% 10% 8 % Expected volatility* 58% 59% 61 % Average risk-free interest rate 0.9% 1.0% 1.8 % Expected average term - in years 3.88 3.83 3.14 * Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.